Offerings - Offering: 1	Feb. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 970,986,260.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 148,658
Offering Note
(1)
Estimated solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated based on the sum of (a) $200,000,000 and (b) the product of 24,530,266 Class A shares, par value $0.0001 per share (“Class A ordinary shares”), of Royalty Pharma plc multiplied by $31.43 (which is the average of the high and low share prices of the Class A ordinary shares as of February 6, 2025).

(2)	The amount of the filing fee, calculated in accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, was calculated by multiplying $970,986,260.38 by 0.00015310.